Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account								$ 1,724,446
Less: interest available to be withdrawn for payment of taxes								(347,291)
Net income								$ 1,377,155
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption								23,619,408
Basic and diluted net income per share, Common stock subject to possible redemption								$ 0.06
Numerator: Net Loss minus Net Earnings
Net loss					$ (1,000)			$ (2,928,961)
Less: Net income allocable to Common stock subject to possible redemption								(1,377,155)
Non-Redeemable Net Loss					$ (1,000)			$ (4,306,116)
Denominator: Weighted average non-redeemable common stock
Weighted-average shares used in computing net loss per share, basic and diluted	163,955,593	7,405,916	7,389,205	135,039,812	6,337,784 [1]	7,168,830	7,248,694	7,292,253 [1]
Basic and diluted net loss per share, Common stock	$ (0.12)		$ (0.05)	$ (0.05)	$ 0.00	$ (0.06)	$ (0.08)	$ (0.59)

[1]	Excludes an aggregate of 787,500 shares subject to forfeiture at December 31, 2019 (see Note 7).